Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity	Equity
a)Share capital
On December 31, 2024, share capital is represented by 329,608,424 common shares, par value of US$0.000025. Share capital is composed of the following shares for the year ended December 31, 2024:

December 31, 2022 shares outstanding	329,608
Treasury shares	8,408
Long-Term Incentive Plan	1,288
Repurchase of common shares	(9,696)
December 31, 2023 shares outstanding	329,608
Treasury shares	12,044
Long-Term Incentive Plan	3,200
Repurchase of common shares	(15,244)
December 31, 2024 shares outstanding	329,608
b)Capital reserve
The capital reserve can only be used to increase capital, offset losses, redeem, reimburse or purchase shares or pay cumulative dividends on preferred shares. For the year ended December 31, 2024, and 2023, the Company recognized the capital reserve movement related to the costs for the establishment of the FIDM and FIDC in the amount of R$475 (R$0 in December 31, 2023) and all the LTIP/LTIP goals shares were delivered with treasury shares.
c)Share based long-term incentive plan (LTIP and LTIP goals)
Under the terms of the LTIP, upon completion of the IPO, the vested portion of each beneficiary’s LTIP rights was converted into Class A common shares of PagSeguro Digital at the IPO price (US$21.50) which is the assessed fair value at the grant date. As a result, the beneficiaries of the LTIP received a total of 1,823,727 new Class A common shares upon completion of the IPO.
LTIP-Goals was established by PagSeguro Brazil on December 18, 2018, as approved by the Company’s board of directors, modified and ratified on August 7, 2019, February 21, 2020, January 19, 2021, August 16, 2021, and December 22, 2021. Beneficiaries under the LTIP-Goals are selected by the LTIP-Goals Committee, which consists of the Company’s Chairman of the board of directors and two officers of UOL.
The unvested portions of each beneficiary’s LTIP and LTIP goals rights will be settled on each future annual vesting date in cash, Class A common shares or a combination of the two.
This arrangement is classified as equity settled. For the year ended December 31, 2024, the Company recognized in equity, costs related to the LTIP and LTIP Goals in the total amount of R$178,692 (R$144,617 and R$127,389 for the years ended December 31, 2023 and 2022, respectively). On December 31, 2024, the amount of R$50,810 (R$73,881 for the year ended December 31, 2023) was accounted for LTIP and LTIP Goals social charges, including withholding income tax (Note 19).
The maximum number of common shares that can be delivered to beneficiaries under the LTIP and LTIP Goals may not exceed 3% and 1% per year, respectively, of the PagSeguro Group’s issued share capital at any time. For the year ended December 31, 2024, total shares delivered were 3,200,293 (1,288,114 and 637,728 for the years ended December 31, 2023 and 2022) representing 0.97% of total shares (0.39% and 0.19% for the years ended December 31, 2023 and 2022). Additionally total shares granted were 3,038,249 representing 0.92% of total shares.
24. Equity (Continued)
d)OCI and equity valuation adjustments
The Company recognizes in this account the accumulated effect of the foreign exchange variation resulting from the conversion of the financial statements of the foreign subsidiary BCPS, Pagseguro Colombia, Pagseguro Chile, Pagseguro Peru and Pagseguro Mexico which amounted to a gain of R$767 for the year ended on December 31, 2024 (gain of R$56 for the year ended December 31, 2023 and loss of R$677 for the year ended December 31, 2022). This accumulated effect will be reverted to the result of the year as gain or loss only in case of disposal or write-off of the investment.
The financial investments and compulsory reserve mentioned in note 7 and 8, respectively, was classified at fair value through other comprehensive income. Unrealized accumulated gain on LFTs for the year ended December 31, 2024 totaled R$796 (loss of R$558 and of R$107 for the years ended December 31, 2023 and 2022, respectively) and the unrealized loss in the accounts receivable mark-to-market, net of taxes, in the year ended December 31, 2024 totaled R$86,270 (R$0 in December 31, 2023 and 2022).
The derivative financial instruments mentioned in note 22 were classified at fair value through other comprehensive income. Unrealized fair value adjustment gain on SWAPs for the year ended December 31, 2024, totaled R$2,266 (gain of R$167 for the year ended December 31, 2023).
As part of transactions completed in prior years, the Company also recognized in this account the difference between the book value and the amounts paid in the acquisitions of additional interests from the non-controlling shareholders of the subsidiary represented by the accumulated amount of R$22,372 (R$22,372 as of December 31, 2023 and 2022).
e)Treasury shares
On August 2024, The Board of directors has authorized a share repurchase program, under which PagSeguro Digital Ltd. may repurchase up to US$200 million in outstanding Class A common shares The former program (announced in 2018) was concluded after the repurchase of a total amount of U.S.$ 250 million in Class A common shares. The new repurchase program went into effect immediately and does not have a fixed expiration date. The Company's management is responsible for defining the timing and the number of shares to be acquired, within authorized limits. Treasury shares are composed of the following shares for year ended December 31, 2024:

	Shares	Amount	Average Price (US$)

Repurchase shares
December 31, 2022 treasury shares	5,332	475,353	16.00
Repurchase of common shares	9,696	399,408	8.22
Long-Term Incentive Plan	(1,288,144)	(114,444)	16.00
December 31, 2023 treasury shares	13,739	760,317	10.51
Repurchase of common shares	15,244	784,459	8.93
Long-Term Incentive Plan	(3,200)	(177,099)	10.51
December 31, 2024 treasury shares	25,784	1,367,677	9.58